iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  —  99 .8%
Abbott Laboratories ........................ 8,609,335 $ 947,629,503
Alphatec Holdings, Inc.
(a) (b)
.................... 668,958 10,107,955
AngioDynamics, Inc.
(a)
...................... 277,042 2,172,009
Artivion, Inc.
(a) (b)
........................... 271,129 4,847,787
AtriCure, Inc.
(a) (b)
.......................... 328,028 11,707,319
Axogen, Inc.
(a)
............................ 299,272 2,044,028
Axonics, Inc.
(a) (b)
........................... 351,327 21,863,079
Baxter International, Inc. ..................... 3,518,228 136,014,694
Becton Dickinson & Co. ..................... 963,027 234,814,873
Boston Scientific Corp.
(a)
..................... 4,101,019 237,079,908
CONMED Corp.
(b)
......................... 213,264 23,354,541
Dexcom, Inc.
(a) (b)
.......................... 1,906,215 236,542,219
Edwards Lifesciences Corp.
(a) (b)
................ 3,235,250 246,687,813
Enovis Corp.
(a) (b)
........................... 344,440 19,295,529
Envista Holdings Corp.
(a)
..................... 1,188,644 28,598,775
GE HealthCare Technologies, Inc. .............. 2,715,071 209,929,290
Glaukos Corp.
(a) (b)
.......................... 337,864 26,856,809
Globus Medical, Inc. , Class A
(a) (b)
............... 800,032 42,633,705
Hologic, Inc.
(a)
............................ 1,698,643 121,368,042
IDEXX Laboratories, Inc.
(a)
.................... 431,043 239,250,417
Inari Medical, Inc.
(a)
........................ 354,939 23,042,640
Inspire Medical Systems, Inc.
(a) (b)
............... 204,744 41,651,072
Insulet Corp.
(a) (b)
........................... 484,258 105,074,301
Integer Holdings Corp.
(a) (b)
.................... 231,121 22,899,469
Integra LifeSciences Holdings Corp.
(a) (b)
........... 471,642 20,540,009
Intuitive Surgical, Inc.
(a)
...................... 1,746,675 589,258,278
iRhythm Technologies, Inc.
(a) (b)
................. 212,558 22,752,208
LeMaitre Vascular, Inc. ...................... 137,762 7,819,371
LivaNova PLC
(a)
........................... 373,575 19,328,770
Masimo Corp.
(a) (b)
.......................... 307,809 36,078,293
Medtronic PLC ........................... 6,600,939 543,785,355
Nevro Corp.
(a) (b)
........................... 251,129 5,404,296
Novocure Ltd.
(a)
........................... 676,087 10,093,979
Omnicell, Inc.
(a) (b)
.......................... 314,725 11,843,102
Orthofix Medical, Inc.
(a)
...................... 255,561 3,444,962
Outset Medical, Inc.
(a) (b)
...................... 349,059 1,888,409
Paragon 28, Inc.
(a) (b)
........................ 258,743 3,216,175
Security Shares Value
a
Health Care Equipment (continued)
Penumbra, Inc.
(a) (b)
......................... 267,650 $ 67,324,681
PROCEPT BioRobotics Corp.
(a) (b)
............... 304,214 12,749,609
QuidelOrtho Corp.
(a) (b)
....................... 342,911 25,272,541
ResMed, Inc. ............................ 1,020,062 175,471,065
Senseonics Holdings, Inc.
(a) (b)
.................. 3,672,884 2,093,911
Shockwave Medical, Inc.
(a)
.................... 255,869 48,758,397
SI-BONE, Inc.
(a) (b)
.......................... 256,239 5,378,457
Silk Road Medical, Inc.
(a)
..................... 270,768 3,322,323
STERIS PLC ............................. 685,175 150,635,724
Stryker Corp. ............................ 976,327 292,370,883
Surmodics, Inc.
(a)
.......................... 98,273 3,572,224
Tandem Diabetes Care, Inc.
(a) (b)
................ 450,589 13,328,423
Teleflex, Inc.
(b)
............................ 325,887 81,256,665
TransMedics Group, Inc.
(a) (b)
................... 226,299 17,861,780
Treace Medical Concepts, Inc.
(a) (b)
............... 300,162 3,827,066
Varex Imaging Corp.
(a) (b)
..................... 281,781 5,776,511
Zimmer Biomet Holdings, Inc. ................. 1,449,250 176,373,725
a
Total Long-Term Investments — 99.8%
(Cost: $ 5,635,126,504 ) ............................... 5,356,292,969
a
Short-Term Securities
Money Market Funds  —  3 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 163,632,283 163,730,463
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................. 6,142,598 6,142,598
a
Total Short-Term Securities — 3.1%
(Cost: $ 169,821,040 ) ................................ 169,873,061
Total Investments — 102.9%
(Cost: $ 5,804,947,544 ) ............................... 5,526,166,030
Liabilities in Excess of Other Assets — ( 2 .9 ) % ............... (158,168,565)
Net Assets — 100.0% ................................. $ 5,367,997,465
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 221,986,069  $ —  $ (58,277,706)
(a)
$ 14,865  $ 7,235  $ 163,730,463  163,632,283  $ 347,066
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,113,089  1,029,509
(a)
—  —  —  6,142,598  6,142,598  312,113  —
$ 14,865  $ 7,235
$ 169,873,061
$ 659,179  $ —

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Medical Devices ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 60 03/15/24 $ 8,354 $ 178,047
E-Mini Technology Select Sector Index ....................................................... 12 03/15/24 2,355 30,760
$ 208,807
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,356,292,969  $ —  $ —  $ 5,356,292,969
Short-Term Securities
Money Market Funds ...................................... 169,873,061  —  —  169,873,061
$ 5,526,166,030  $ —  $ —  $ 5,526,166,030
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 208,807  $ —  $ —  $ 208,807
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.